                            AIM GLOBAL AGGRESSIVE
                                 GROWTH FUND

[AIM LOGO APPEARS HERE]       SEMIANNUAL REPORT                   APRIL 30, 1997

                 -------------------------------------------
                      AIM GLOBAL AGGRESSIVE GROWTH FUND

                 For shareholders who seek long-term growth

                 of capital. The Fund invests in a portfolio

                    of global equity securities of small

                        capitalization companies with

                      above-average earnings momentum.
                 -------------------------------------------


About Fund performance and portfolio data throughout this report:


o AIM Global Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge
   (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differences in sales charge structure and Fund expenses.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o  Past performance cannot guarantee comparable future results.
o International investing presents certain risks not associated with in-vesting solely in the U.S. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S. companies.

About indexes and other performance benchmarks cited in this report:

o Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Small- Cap Fund Index represents an average of the performance of the 30 largest small-company mutual funds tracked by Lipper.
o The Morgan Stanley Capital International World Index is a group of un-managed global securities tracked by Morgan Stanley Capital International.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.



     Mutual funds, annuities, and other investments are not insured by the
         FDIC or any other government agency; are not deposits or other obligations of, or guaranteed by, any bank or any affiliate;
          and are subject to investment risks, including possible loss of principal amount invested.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                    Dear Fellow Shareholder:

                    We have seen a great deal of change in the markets
  [PHOTO OF         during the past few months, change that has been
  Charles T.        unsettling even for experienced market watchers.
    Bauer,             In many instances the change has occurred suddenly
 Chairman of        as the markets have fluctuated widely during the past
  the Board         six months. The popular Dow Jones Industrial Average
 of THE FUND,       of 30 large companies ranged from just over 7000 to
 APPEARS HERE]      just below 6400 before strengthening once again and
                    regaining its lost ground. Both the Russell 2000
                    Index, judged to be the benchmark for small-cap stocks, and the Dow recently have set records.
The point we want to emphasize is that such volatility seems to be the norm rather than the exception in the current market. Although most attention has been on the large stocks in the S&P 500 index, the broad-based index generally considered "the market," small- and mid-cap companies have been even more volatile. Indexes for smaller companies were down as much as 20% before their recent rebound. Similarly, bonds fluctuated widely as concerns mounted over the possibility of rising interest rates.
   What does all of this mean? In past reports, we suggested that the 20%-30% returns of 1995 and 1996 were unlikely to continue uninterrupted, and we have seen that to be true so far in 1997. However, we are still experiencing the longest bull market in history, now in its seventh year. For hundreds of thousands of investors, this bull market is the only investment climate they have ever known. If you have been invested in stocks only since 1990, your experience has truly been extraordinary: the S&P 500 had an annual return of 30% in 1991, 38% in 1995, and 23% in 1996. And not one down year.
   Of course, returns such as those we've enjoyed in this bull market are well above the averages for stocks. That has led mutual fund managers, financial consultants, and market experts to voice concern that some investors may not be prepared for more modest returns that are in line with historical averages. And, although we've seen nothing but advances in the S&P 500 since 1990, it is important to remember that the market has averaged a down year one out of every three years since 1928.

KEEP REALISTIC EXPECTATIONS
What many investors may not realize is that periodic declines are inevitable.
In every market, there is always some segment, and some investment strategies, that occasionally fall out of favor. Declines similar to what we have seen in the small-cap and mid-cap sectors during the past six months often are more severe than warranted; that is, they take good stocks down with the bad. Of course, that lets us pick stocks just as prices for many attractive companies are near their lowest for the year.
   Not that we expect severe declines ahead. But it is important to maintain realistic expectations about investment performance. Indeed, indications are that stock performance may be returning to historic norms closer to 10% return per year than 20%.
   It's also a good idea to reassess your financial goals periodically with your financial consultant. Managing your investments in changing markets can be challenging. But your financial consultant knows a few time-tested investment strategies that can help. Diversification can help you cushion the effects of volatility.

                        -------------------------------
                                In every market,
                         there is always some segment,
                        and some investment strategies,
                             that occasionally fall
                                 out of favor.
                        -------------------------------


                                                         Continued on next page

The Chairman's Letter

                           --------------------------
                            It's also a good idea
                                 to reassess
                             your financial goals
                              periodically with
                           your financial consultant.
                           --------------------------

   On the following pages, your Fund's portfolio management team offers a complete discussion of recent market conditions and how the Fund was affected. They also discuss the Fund's portfolio strategy: why they believe the portfolio is well-positioned for growth, and why they are confident that the reasons for investing in the Fund are as compelling as ever. These discussions will help you better understand the relative performance of your Fund.

AIM/INVESCO MERGER FINALIZED
We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $170 billion in assets under management. The combined company, AMVESCAP plc, has the financial strength necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. And, we will not change the portfolio management, investment style, or name of any of the AIM funds you own. We have begun a new and promising era for AIM, one we believe will yield exciting opportunities.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463. We also invite you to visit AIM's Internet Web site at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

GLOBAL DIVERSIFICATION HELPS SMALL-CAP INVESTORS

--------------------------------------------------------------------------------
A roundtable discussion with the Fund management team for AIM Global Aggressive Growth Fund for the six-month period ended April 30, 1997.

Q. U.S. MARKETS WERE PARTICULARLY VOLATILE DURING THE REPORTING PERIOD. HOW DID THAT AFFECT THE PERFORMANCE OF AIM GLOBAL AGGRESSIVE GROWTH FUND?

A. The U.S. market had a significant influence on the Fund's total return during the six-month period: -1.52% for Class A shares and -1.73% for Class B shares. However, the Fund's performance was aided by its diversification into foreign stocks. By comparison, the average domestic small-company stock fund declined 8.86% in total return over the same period, as measured by the Lipper Small-Cap Funds Index.

Q.  WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THIS PERIOD?

A.  Three factors shaped the global market environment for the Fund:

    o a capricious U.S. market that favored large-cap stocks over small-cap stocks,
    o  the narrowness of the U.S. market, and
    o  strong performance in several overseas markets, particularly
       Europe.

Q.  HOW DID THE UNSETTLED U.S. MARKETS AFFECT THE PERFORMANCE OF SMALL-CAP
    STOCKS?

A. Dramatic market volatility, uneasiness about earnings trends, and concerns about the pace of economic growth have driven investors to the relative safety and liquidity of stocks in large, predictable companies. As a result, large-company stocks continued to outperform small-company stocks during the reporting period.
            It's a phenomenon often termed a "flight to quality." Historically, small-cap stocks have offered excellent returns for investors over the long term, but they do tend to be more volatile than stocks of large, better-known corporations.
            Of the Fund's 591 holdings, approximately 35% was invested in the U.S. as of 4/30/97. The greatest concentrations were in stocks of technology and health-care companies. Among the largest U.S. holdings was leading computer maker Dell Computer Corp.

Q.  WHAT IS A NARROW MARKET?

A. In a "narrow market," the performance of a market index is generated by a comparatively few stocks, most recently, a limited range of extremely large-company stocks. This unusual environment puts mutual funds at a disadvantage because most tend to diversify holdings into a blend that may include large, medium, and small companies to manage risk and optimize return.
       However, the average investor still fared better during the reporting period in a diversified, professionally managed mutual fund than in individual securities. Many U.S. stocks are down 50% or more from their 1995 peaks.

Q.  WHEN DO YOU ANTICIPATE A TURNAROUND FOR U.S. SMALL-CAP STOCKS?

A. There are encouraging signs that the turnaround may be near. Corporate earnings remain strong, and for a record 17 quarters in a row, corporate earnings have outstripped analysts' forecasts. There is no immediate indication of higher interest rates, and that helps small-company profits by keeping borrowing costs down. That means the potential for earnings growth remains strong, just as many small-cap stocks are selling at bargain prices.

    Most major market averages have responded recently by retracing their 1997 declines. For the first time in a while,

================================================================================
LIPPER RANKINGS (CLASS A SHARES)
--------------------------------------------------------------------------------
As of 4/30/97

             RANK VS.
            GLOBAL SMALL
PERIOD      COMPANY FUNDS        TOP %
1 YEAR        5 OF 28             18%
================================================================================
The Fund's Class B shares ranked 71 of 168 funds, or in the top 33% for the year ended 4/30/97.

Fund percentage rankings are vs. all global small-company funds tracked by Lipper, excluding all sales charges, and including fees and expenses.

================================================================================
TOP 10 COUNTRIES
================================================================================
As of 4/30/97, based on total net assets

 1. United States        35.15%
 2. United Kingdom        8.07
 3. Hong Kong             7.18
 4. Japan                 4.15
 5. Netherlands           3.89
 6. Canada                3.15
 7. Malaysia              3.10
 8. Philippines           2.99
 9. France                2.89
10. Brazil                2.70

    Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================

         See important Fund & index disclosures inside front cover.

The Managers' Overview

stocks of smaller companies participated in the rally. Indeed, the Fund's Class A and Class B shares gained 10.50% and 10.45% in total return, respectively, since the reporting period ended, 4/30/97 to 6/4/97. It is too early to declare that the corner has been turned, but it is possible that the narrow market has at last begun to broaden.

Q.  HOW ABOUT THE ENVIRONMENT OUTSIDE THE U.S.?

A. Just as in the U.S., the environment of subdued inflation and low interest rates has provided a very fertile soil for European companies, and therefore European markets, to flourish. The primary factor appears to be strong earnings growth from major export-oriented companies in the auto, chemical, and machinery industries.
       More than 25% of the Fund's portfolio is invested in Europe, with the largest concentration in the United Kingdom at 8%. Among the Fund's largest holdings in the U.K. are computer software makers Misys plc and Sema Group.
       We reduced our weightings in selected French and German companies, as market opportunities there stalled with inflation concerns and political turmoil. However, recent economic indicators combined to buoy hopes that the German economy will muster stronger growth without fueling inflation.

Q.  HOW WAS THE FUND INVESTED OUTSIDE EUROPE AND THE U.S.?

A. Hong Kong companies represented 7% of the portfolio, the third-largest weighting in one country. Hong Kong stocks again claimed many of the Fund's top 10 holdings, including the Fund's largest holding, conglomerate First Pacific Co., Ltd, followed by transportation company Cosco Pacific Ltd.
       We have lowered our weighting in Japan to 4%, the fourth-largest country weighting represented in the Fund. The concerns regarding Japan are numerous and include: lower growth forecasts, an increase in the consumption tax from 3% to 5%, and limited improvements in corporate profit margins (other than the help provided by a weaker yen).

Q.  We see the Fund has a stronger emphasis on Latin American companies.

A. We are very positive on Latin America, which claimed five of the 10 top-performing world markets during the reporting period. Markets there have benefited from revised forecasts which pointed toward faster economic growth and lower inflation. Brazil, where we are seeing an economic restructuring similar to that in Europe, led all markets in the six months ended 4/30/97 with a 38.45% return. Brazil's telecommunications leader Tele-bras was the Fund's third-largest holding.
       Closer to home, the market in Mexico was up 17.13% during the reporting period, ninth-best in the world. New to the Fund is banker Grupo Financiero Banamex and beverage maker Fomento Economico Mexicano, S.A.

Q. The U.S. dollar has been very strong against other currencies. How has that affected the performance of the portfolio?

A. The strength of the dollar presents an interesting scenario. It does hurt foreign investments in the short term, because when foreign currency values decline against the U.S. dollar, our non-dollar-denominated foreign assets in the Fund are valued lower. However, over the long term, a strong dollar helps make exporting countries more competitive--their goods become comparatively less expensive than U.S. goods. That helps generate higher profits, and higher stock prices for the Fund's foreign investments.

    In the end, we believe the currency exchange differentials have little effect on the Fund's long-term performance.

Q.  What is your outlook for the Fund?

A. Conditions are favorable for foreign markets in general, Europe in particular. The most recent Morgan Stanley data indicate that the European stock market is attractively priced--two times book value for European indexes versus a little over three times book value on the U.S.
       The world markets in many ways take their lead from the U.S. economy. Therefore, it is good news for foreign markets that the U.S.
    economy continues to grow at a healthy, but manageable pace. Importantly, there is no evidence of rising inflation, and that reduces the likelihood of higher interest rates which could erode corporate profits.
       Nonetheless, it is important that investors maintain realistic expectations about investment performance. We have enjoyed record-breaking returns from stocks in recent years, but indications are that stock performance may be returning to historic norms that bear closer to 10% per year than 20%.

================================================================================
TOP 10 EQUITY HOLDINGS
================================================================================
As of 4/30/97, based on total net assets
--------------------------------------------------------------------------------

 1.      First Pacific Co. Ltd.                             0.75%
 2.      Cosco Pacific Ltd.                                 0.74
 3.      Telcomunicacoes Brasileiras S.A. Telebras-ADR      0.73
 4.      China Resources Enterprise, Ltd.                   0.70
 5.      Panamerican Beverages, Inc.-Class A                0.68
 6.      Shanghai Industrial Holdings Ltd.                  0.67
 7.      PT Bank Internasional Indonesia                    0.66
 8.      Perez Companc. S.A.-Class B                        0.64
 9.      Sun Hung Kai Properties Ltd.                       0.63
10.      Noritsu Koki Co. Ltd.                              0.63
================================================================================

         See important Fund & index disclosures inside front cover.

Long-Term Performance

AIM Global Aggressive Growth Fund vs. Benchmark Index

The chart below compares your Fund to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the stock market over the period since inception, 9/15/94 to 4/30/97. It is important to understand the difference between your Fund and an index. An index measures the performance of hypothetical portfolios, in this case the Morgan Stanley Capital International World Index. Unlike your Fund, an index is not managed; therefore there are no sales charges, expenses, or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

================================================================================
AVERAGE ANNUAL TOTAL RETURN

As of 3/31/97. the most recent calendar quarter. Including sales charges.

CLASS A SHARES

Inception (9/15/94)       17.44%
   1 Year                  3.90*

*9.08% excluding sales charge.

CLASS B SHARES

Inception (9/15/94)       18.18%
   1 Year                  3.53*

*8.53% excluding sales charge.
================================================================================
GROWTH OF A $10,000 INVESTMENT

9/15/94-4/30/97

Past performance cannot guarantee comparable future results.

--------------------------------------------------------------------------------
          AIM GLOBAL AGGRESSIVE         AIM GLOBAL AGGRESSIVE        MSCI WORLD
          GROWTH FUND, CLASS A          GROWTH FUND, CLASS B           INDEX
--------------------------------------------------------------------------------
                             (In thousands)
9/15/94           9,524                      10,000                    10,000

11/94             9,505                       9,970                     9,585

2/95              9,590                      10,050                     9,677

5/95             10,676                      11,170                    10,593

8/95             12,352                      12,910                    10,878

11/95            12,524                      13,070                    11,407

2/96             13,505                      14,080                    12,033

5/96             15,369                      15,997                    12,538

8/96             14,738                      15,315                    12,303

11/96            15,503                      16,098                    13,602

2/97             15,598                      16,168                    13,708

4/97             14,834                      15,065                    13,881
===============================================================================

Your Fund's total return includes sales charges, expenses, and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover. Results for MSCI World Index are for the period 8/30/94 to 4/30/97.

SCHEDULE OF INVESTMENTS

APRIL 30, 1997
(UNAUDITED)

                                                         MARKET
                                         SHARES          VALUE
DOMESTIC COMMON STOCKS-35.06%

ADVERTISING/BROADCASTING-0.90%

CKS Group, Inc.(a)                         100,000   $    2,112,500
-------------------------------------------------------------------
Clear Channel Communications, Inc.(a)      124,600        6,043,100
-------------------------------------------------------------------
Heftel Broadcasting Corp.(a)               133,800        6,690,000
-------------------------------------------------------------------
Jacor Communications, Inc.(a)               65,500        1,842,188
-------------------------------------------------------------------
Telemundo Group, Inc.-Class A(a)           100,000        2,625,000
-------------------------------------------------------------------
                                                         19,312,788
-------------------------------------------------------------------

AEROSPACE/DEFENSE-0.21%

BE Aerospace, Inc.(a)                      137,500        3,385,938
-------------------------------------------------------------------
REMEC, Inc.(a)                              50,000        1,150,000
-------------------------------------------------------------------
                                                          4,535,938
-------------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.03%

Borg-Warner Automotive, Inc.                 8,000          336,000
-------------------------------------------------------------------
Mark IV Industries, Inc.                    16,538          384,497
-------------------------------------------------------------------
                                                            720,497
-------------------------------------------------------------------

BANKING-0.42%

Bank of Boston Corp.                        45,000        3,273,750
-------------------------------------------------------------------
Bank United Corp.-Class A(a)               150,000        4,575,000
-------------------------------------------------------------------
First Savings Bank of Washington
  Bancorp, Inc.                             50,000        1,050,000
-------------------------------------------------------------------
                                                          8,898,750
-------------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.15%

Cerner Corp.(a)                            202,000        3,257,250
-------------------------------------------------------------------

BIOTECHNOLOGY-0.10%

Biogen, Inc.(a)                             63,900        2,044,800
-------------------------------------------------------------------

BUSINESS SERVICES-0.90%

AccuStaff, Inc.(a)                         120,000        2,190,000
-------------------------------------------------------------------
Caribiner International, Inc.(a)            50,000        2,650,000
-------------------------------------------------------------------
Claremont Technology Group, Inc.(a)         38,400          518,400
-------------------------------------------------------------------
CUC International, Inc.(a)                  56,550        1,194,618
-------------------------------------------------------------------
Data Processing Resources Corp.(a)          13,500          248,063
-------------------------------------------------------------------
Equifax, Inc.                                5,200          149,500
-------------------------------------------------------------------
IntelliQuest Information Group,
  Inc.(a)                                   70,000        1,137,500
-------------------------------------------------------------------
NOVA Corp.(a)                              150,000        2,700,000
-------------------------------------------------------------------
Pharmaceutical Product Development,
  Inc.(a)                                  100,000        1,675,000
-------------------------------------------------------------------
RemedyTemp, Inc.-Class A(a)                 38,000          579,500
-------------------------------------------------------------------
Robert Half International, Inc.(a)          65,000        2,551,250
-------------------------------------------------------------------
Romac International, Inc.(a)                50,000          975,000
-------------------------------------------------------------------
Superior Consultant Holdings Corp.(a)       32,300          742,900
-------------------------------------------------------------------
Vincam Group, Inc. (The)(a)                 49,500        1,608,750
-------------------------------------------------------------------
Whittman-Hart, Inc.(a)                      21,600          410,400
-------------------------------------------------------------------
                                                         19,330,881
-------------------------------------------------------------------

COMPUTER MINI/PCS-0.82%

Dell Computer Corp.(a)                     100,000        8,368,750
-------------------------------------------------------------------
Stratus Computer, Inc.(a)                  100,000        3,887,500
-------------------------------------------------------------------
Sun Microsystems, Inc.(a)                  183,300        5,281,331
-------------------------------------------------------------------
                                                         17,537,581
-------------------------------------------------------------------

                                                         MARKET
                                         SHARES          VALUE
COMPUTER NETWORKING-0.31%

ACT Networks, Inc.(a)                       83,400   $    1,125,900
-------------------------------------------------------------------
Coherent Communications Systems
  Corp.(a)                                 150,000        2,456,250
-------------------------------------------------------------------
Network Appliance, Inc.(a)                  50,000        1,456,250
-------------------------------------------------------------------
VideoServer, Inc.(a)                       100,000        1,687,500
-------------------------------------------------------------------
                                                          6,725,900
-------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-3.59%

Affiliated Computer Services, Inc.(a)      128,400        3,338,400
-------------------------------------------------------------------
BDM International Inc.(a)                  140,000        3,255,000
-------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                  81,900        2,620,800
-------------------------------------------------------------------
Computer Data Systems, Inc.                110,400        2,401,200
-------------------------------------------------------------------
Computer Task Group, Inc.                   53,700        2,315,813
-------------------------------------------------------------------
CSG Systems International, Inc.(a)          85,000        1,508,750
-------------------------------------------------------------------
Documentum, Inc.(a)                         40,000          740,000
-------------------------------------------------------------------
DST Systems, Inc.(a)                        34,200          970,425
-------------------------------------------------------------------
Electronic Arts, Inc.(a)                    77,200        1,862,450
-------------------------------------------------------------------
Engineering Animation, Inc.(a)             126,800        2,916,400
-------------------------------------------------------------------
HBO & Co.                                   36,500        1,952,750
-------------------------------------------------------------------
HPR, Inc.(a)                               150,000        2,118,750
-------------------------------------------------------------------
Imnet Systems, Inc.(a)                     125,000        2,296,875
-------------------------------------------------------------------
Indus Group, Inc.(a)                       137,500        2,079,688
-------------------------------------------------------------------
Integrated Measurement Systems,
  Inc.(a)                                  100,000        1,325,000
-------------------------------------------------------------------
JDA Software Group, Inc.(a)                 50,000        1,262,500
-------------------------------------------------------------------
Keane, Inc.(a)                              35,600        1,650,950
-------------------------------------------------------------------
McAfee Associates, Inc.(a)                 100,000        5,575,000
-------------------------------------------------------------------
National Data Corp.                         75,000        2,812,500
-------------------------------------------------------------------
Network General Corp.(a)                    50,000          687,500
-------------------------------------------------------------------
Parametric Technology Co.(a)                30,200        1,366,550
-------------------------------------------------------------------
Physician Computer Network, Inc.(a)        170,500          905,781
-------------------------------------------------------------------
Raptor Systems, Inc.(a)                     75,000          862,500
-------------------------------------------------------------------
Renaissance Solutions, Inc.(a)              65,000        1,413,750
-------------------------------------------------------------------
Rogue Wave Software(a)                      41,500          399,437
-------------------------------------------------------------------
Scopus Technology, Inc.(a)                  21,500          575,125
-------------------------------------------------------------------
Security Dynamics Technologies,
  Inc.(a)                                  125,000        3,156,250
-------------------------------------------------------------------
Simulation Sciences, Inc.(a)               272,500        2,776,094
-------------------------------------------------------------------
SPSS, Inc.(a)                               65,000        1,722,500
-------------------------------------------------------------------
Sterling Commerce, Inc.(a)                 104,200        2,696,175
-------------------------------------------------------------------
SunGard Data Systems Inc.(a)                40,100        1,779,437
-------------------------------------------------------------------
Sykes Enterprises, Inc.(a)                  10,200          290,700
-------------------------------------------------------------------
Synopsys, Inc.(a)                          174,043        5,547,621
-------------------------------------------------------------------
Transition Systems, Inc.(a)                 14,700          176,400
-------------------------------------------------------------------
Vantive Corp.(a)                            50,000          993,750
-------------------------------------------------------------------
Veritas Software Corp.(a)                   75,000        2,521,875
-------------------------------------------------------------------
Viasoft, Inc.(a)                            75,000        3,187,500
-------------------------------------------------------------------
Wind River Systems(a)                      114,750        2,639,250
-------------------------------------------------------------------
                                                         76,701,446
-------------------------------------------------------------------

CONSUMER NON-DURABLES-0.14%

Central Garden and Pet Co.(a)               75,000        1,495,313
-------------------------------------------------------------------

                                                         MARKET
                                         SHARES          VALUE
CONSUMER NON-DURABLES-(CONTINUED)

Herbalife International, Inc.               91,700   $    1,478,662
-------------------------------------------------------------------
                                                          2,973,975
-------------------------------------------------------------------

COSMETICS & TOILETRIES-0.73%

General Nutrition Companies, Inc.(a)       150,000        3,225,000
-------------------------------------------------------------------
Helen of Troy Ltd.(a)                      250,000        5,812,500
-------------------------------------------------------------------
NBTY, Inc.(a)                              175,000        3,325,000
-------------------------------------------------------------------
Rexall Sundown, Inc.(a)                    160,500        3,189,938
-------------------------------------------------------------------
                                                         15,552,438
-------------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-1.73%

ANADIGICS, Inc.(a)                         133,600        3,774,200
-------------------------------------------------------------------
ASE Test Ltd.(a)                            49,100        1,822,838
-------------------------------------------------------------------
Benchmarq Microelectronics, Inc.(a)        250,000        4,375,000
-------------------------------------------------------------------
Berg Electronics Corp.(a)                   76,400        2,292,000
-------------------------------------------------------------------
BMC Industries, Inc.                       110,000        3,190,000
-------------------------------------------------------------------
Micron Electronics, Inc.(a)                300,000        6,112,500
-------------------------------------------------------------------
Sawtek Inc.(a)                             150,000        4,443,750
-------------------------------------------------------------------
Sipex Corp.(a)                             150,000        3,600,000
-------------------------------------------------------------------
Teradyne, Inc.(a)                          189,500        6,206,125
-------------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)          20,000          627,500
-------------------------------------------------------------------
ThermoQuest Corp.(a)                        45,000          585,000
-------------------------------------------------------------------
                                                         37,028,913
-------------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.09%

Halter Marine Group, Inc.(a)               100,000        1,962,500
-------------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.07%

Imperial Credit Industries, Inc.(a)        100,000        1,456,250
-------------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-1.46%

AmeriCredit Corp.(a)                       132,200        1,900,375
-------------------------------------------------------------------
Amresco, Inc.(a)                           120,000        1,747,500
-------------------------------------------------------------------
Cityscape Financial Corp.(a)               100,000        1,337,500
-------------------------------------------------------------------
CMAC Investment Corp.                       24,400          927,200
-------------------------------------------------------------------
Concord EFS, Inc.(a)                       199,737        3,944,806
-------------------------------------------------------------------
Delta Financial Corp.(a)                   183,700        2,479,950
-------------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)         200,100        4,427,212
-------------------------------------------------------------------
Green Tree Financial Corp.                  38,500        1,140,563
-------------------------------------------------------------------
IMC Mortgage Co.(a)                        200,000        2,250,000
-------------------------------------------------------------------
Money Store, Inc. (The)                    128,900        2,787,462
-------------------------------------------------------------------
PMT Services, Inc.(a)                      100,000        1,187,500
-------------------------------------------------------------------
Student Loan Marketing Association          25,000        2,956,250
-------------------------------------------------------------------
SunAmerica, Inc.                            70,000        3,220,000
-------------------------------------------------------------------
Union Acceptance Corp.(a)                   75,000          787,500
-------------------------------------------------------------------
                                                         31,093,818
-------------------------------------------------------------------

FINANCE (SAVINGS & LOAN)-0.16%

Washington Mutual, Inc.                     70,800        3,495,750
-------------------------------------------------------------------

FUNERAL SERVICES-0.26%

Equity Corp. International(a)              255,000        5,482,500
-------------------------------------------------------------------

FURNITURE-0.32%

Ethan Allen Interiors, Inc.                 80,000        3,540,000
-------------------------------------------------------------------
Herman Miller, Inc.                        100,000        3,237,500
-------------------------------------------------------------------
                                                          6,777,500
-------------------------------------------------------------------

GAMING-0.18%

GTECH Holdings Corp.(a)                     47,600        1,463,700
-------------------------------------------------------------------


                                                         MARKET
                                         SHARES          VALUE
GAMING-(CONTINUED)

Primadonna Resorts, Inc.(a)                125,000   $    2,343,750
-------------------------------------------------------------------
                                                          3,807,450
-------------------------------------------------------------------

HOME BUILDING-0.10%

Southern Energy Homes, Inc.(a)             202,500        2,100,938
-------------------------------------------------------------------

HOTELS/MOTELS-0.06%

Prime Hospitality Corp.(a)                  30,000          498,750
-------------------------------------------------------------------
Suburban Lodges of America, Inc.(a)         20,000          322,500
-------------------------------------------------------------------
Wyndham Hotel Corp.(a)                      16,700          461,338
-------------------------------------------------------------------
                                                          1,282,588
-------------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-0.08%

CRA Managed Care, Inc.(a)                   30,300        1,068,075
-------------------------------------------------------------------
First Commonwealth, Inc.(a)                 45,000          551,250
-------------------------------------------------------------------
                                                          1,619,325
-------------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-0.20%

CapMAC Holdings, Inc.                       70,000        1,820,000
-------------------------------------------------------------------
HCC Insurance Holdings, Inc.(a)             77,250        1,940,906
-------------------------------------------------------------------
Vesta Insurance Group, Inc.                 12,000          501,000
-------------------------------------------------------------------
                                                          4,261,906
-------------------------------------------------------------------

LEISURE & RECREATION-0.64%

Callaway Golf Co.                           60,000        1,792,500
-------------------------------------------------------------------
Cannondale Corp.(a)                         75,000        1,462,500
-------------------------------------------------------------------
Harley-Davidson, Inc.                       60,000        2,370,000
-------------------------------------------------------------------
Regal Cinemas, Inc.(a)                      50,000        1,362,500
-------------------------------------------------------------------
Royal Caribbean Cruises Ltd.(a)            150,000        4,781,250
-------------------------------------------------------------------
West Marine, Inc.(a)                        70,600        1,835,600
-------------------------------------------------------------------
                                                         13,604,350
-------------------------------------------------------------------

MACHINE TOOLS-0.13%%

Precision Castparts Corp.                   50,000        2,675,000
-------------------------------------------------------------------

MACHINERY (HEAVY)-0.04%

Rental Service Corp.                        41,400          765,900
-------------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-0.27%

Kulicke & Soffa Industries, Inc.(a)        125,000        3,492,188
-------------------------------------------------------------------
Prime Service, Inc.(a)                     100,000        2,237,500
-------------------------------------------------------------------
                                                          5,729,688
-------------------------------------------------------------------

MEDICAL (DRUGS)-0.76%

Arbor Drugs, Inc.                          166,350        3,056,681
-------------------------------------------------------------------
Cardinal Health, Inc.                       55,500        2,955,375
-------------------------------------------------------------------
Curative Technologies, Inc.(a)              75,000        1,771,875
-------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)               57,900        1,679,100
-------------------------------------------------------------------
Express Scripts, Inc.-Class A(a)            40,000        1,470,000
-------------------------------------------------------------------
Forest Laboratories, Inc.(a)                45,300        1,545,863
-------------------------------------------------------------------
Medicis Pharmaceutical Corp.(a)            150,000        3,675,000
-------------------------------------------------------------------
                                                         16,153,894
-------------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-3.31%

ABR Information Services, Inc.(a)           70,000        1,408,750
-------------------------------------------------------------------
American HomePatient, Inc.(a)              100,000        1,925,000
-------------------------------------------------------------------
American Medserve Corp.(a)                 136,300        1,482,263
-------------------------------------------------------------------
Arbor Health Care Co.(a)                    60,100        1,472,450
-------------------------------------------------------------------
EmCare Holdings, Inc.(a)                    61,500        1,729,687
-------------------------------------------------------------------
Envoy Corp.(a)                             100,000        2,087,500
-------------------------------------------------------------------
FPA Medical Management, Inc.(a)            111,507        1,811,988
-------------------------------------------------------------------

                                                         MARKET
                                         SHARES          VALUE
MEDICAL (PATIENT SERVICES)-(CONTINUED)

Health Management Associates,
  Inc.-Class A(a)                          223,800   $    5,986,650
-------------------------------------------------------------------

HEALTHSOUTH Corp.(a)                       150,000        2,962,500

-------------------------------------------------------------------
Hologic, Inc.(a)                           100,000        2,075,000
-------------------------------------------------------------------
Humana, Inc.(a)                            100,000        2,175,000
-------------------------------------------------------------------
Integrated Health Services, Inc.(a)        100,000        3,212,500
-------------------------------------------------------------------
MedPartners, Inc.(a)                        38,500          702,625
-------------------------------------------------------------------
Multicare Companies, Inc.(a)                82,950        1,544,944
-------------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)            110,000        2,502,500
-------------------------------------------------------------------
NovaCare, Inc.(a)                          125,000        1,421,875
-------------------------------------------------------------------
OccuSystems, Inc.(a)                        45,000          928,125
-------------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                  123,000        1,476,000
-------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                90,000        5,928,750
-------------------------------------------------------------------
PacifiCare Health Systems, Inc.-Class
  B(a)                                      25,000        2,006,250
-------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)            15,200          501,600
-------------------------------------------------------------------
PhyCor, Inc.(a)                             49,950        1,329,919
-------------------------------------------------------------------
Renal Care Group, Inc.(a)                   90,400        2,712,000
-------------------------------------------------------------------
Renal Treatment Centers, Inc.(a)            50,000        1,081,250
-------------------------------------------------------------------
RoTech Medical Corp.(a)                     77,200        1,215,900
-------------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)            63,200        1,524,700
-------------------------------------------------------------------
Tenet Healthcare Corp.(a)                   80,000        2,080,000
-------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)          37,600        1,207,900
-------------------------------------------------------------------
United Healthcare Corp.(a)                 100,000        4,862,500
-------------------------------------------------------------------
Universal Health Services, Inc.-Class
  B(a)                                      89,800        3,401,175
-------------------------------------------------------------------
Vencor, Inc.(a)                             66,000        2,747,250
-------------------------------------------------------------------
Wellpoint Health Networks, Inc.(a)          75,000        3,168,750
-------------------------------------------------------------------
                                                         70,673,301
-------------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-1.02%

Acuson Corp.(a)                            100,000        2,425,000
-------------------------------------------------------------------
Capstone Pharmacy Services, Inc.(a)         45,000          379,688
-------------------------------------------------------------------
Dentsply International, Inc.                37,400        1,851,300
-------------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)          83,100        1,184,175
-------------------------------------------------------------------
Omnicare, Inc.                             173,300        4,224,187
-------------------------------------------------------------------
Patterson Dental Co.(a)                    120,000        4,020,000
-------------------------------------------------------------------
Physician Sales & Service, Inc.(a)          50,000          725,000
-------------------------------------------------------------------
Quintiles Transnational Corp.(a)            85,000        4,324,375
-------------------------------------------------------------------
ResMed, Inc.(a)                             40,000          700,000
-------------------------------------------------------------------
Suburban Ostomy Supply Co., Inc.(a)         92,800          835,200
-------------------------------------------------------------------
Sybron International Corp.(a)               32,800        1,090,600
-------------------------------------------------------------------
                                                         21,759,525
-------------------------------------------------------------------

METALS-0.01%

Shaw Group, Inc.(a)                         23,300          314,550
-------------------------------------------------------------------

OFFICE PRODUCTS-0.29%

Daisytek International Corp.(a)            100,000        2,725,000
-------------------------------------------------------------------
Reynolds & Reynolds Co.-Class A            163,600        3,394,700
-------------------------------------------------------------------
                                                          6,119,700
-------------------------------------------------------------------

OIL & GAS (DRILLING)-0.20%

Cliffs Drilling Co.(a)                      70,000        4,270,000
-------------------------------------------------------------------

OIL & GAS (SERVICES)-1.07%

Camco International, Inc.                  100,000        4,437,500
-------------------------------------------------------------------
Energy Ventures, Inc.(a)                   100,000        6,687,500
-------------------------------------------------------------------
Global Industries Ltd.(a)                  125,000        2,625,000
-------------------------------------------------------------------



                                                          MARKET
                                          SHARES          VALUE
OIL & GAS (SERVICES)-(CONTINUED)

Global Marine, Inc.(a)                     150,000   $    3,018,750
-------------------------------------------------------------------
Newpark Resources, Inc.(a)                  50,000        2,243,750
-------------------------------------------------------------------
Veritas DGC, Inc.(a)                       200,000        3,850,000
-------------------------------------------------------------------
                                                         22,862,500
-------------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-1.39%

Cooper Cameron Corp.(a)                     50,000        3,562,500
-------------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)          77,400        4,982,625
-------------------------------------------------------------------
ENSCO International, Inc.(a)                75,900        3,605,250
-------------------------------------------------------------------
Falcon Drilling Co., Inc.(a)                75,000        2,868,750
-------------------------------------------------------------------
Marine Drilling Companies, Inc.(a)         146,500        2,307,375
-------------------------------------------------------------------
National-Oilwell, Inc.(a)                  150,000        5,831,250
-------------------------------------------------------------------
Pride Petroleum Services, Inc.(a)          133,800        2,308,050
-------------------------------------------------------------------
Rowan Companies, Inc.(a)                   100,000        1,800,000
-------------------------------------------------------------------
Varco International, Inc.(a)               107,500        2,472,500
-------------------------------------------------------------------
                                                         29,738,300
-------------------------------------------------------------------

POLLUTION CONTROL-0.59%

Tetra Technologies, Inc.(a)                100,000        2,325,000
-------------------------------------------------------------------
US Filter Corp.(a)                         120,150        3,649,556
-------------------------------------------------------------------
USA Waste Services, Inc.(a)                200,000        6,550,000
-------------------------------------------------------------------
                                                         12,524,556
-------------------------------------------------------------------

RESTAURANTS-0.45%

Apple South, Inc.                           50,800          660,400
-------------------------------------------------------------------
Foodmaker, Inc.(a)                         335,000        3,643,125
-------------------------------------------------------------------
Landry's Seafood Restaurants, Inc.(a)       72,100        1,012,780
-------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                 13,400          262,975
-------------------------------------------------------------------
Papa John's International, Inc.(a)          22,500          579,375
-------------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)                 96,600        1,859,550
-------------------------------------------------------------------
Starbucks Corp.(a)                          50,000        1,493,750
-------------------------------------------------------------------
                                                          9,511,955
-------------------------------------------------------------------

RETAIL (FOOD & DRUG)-0.14%

Kroger Co.(a)                               36,000          990,000
-------------------------------------------------------------------
Quality Food Centers, Inc.(a)               50,000        2,006,250
-------------------------------------------------------------------
                                                          2,996,250
-------------------------------------------------------------------

RETAIL (STORES)-4.51%

Bed Bath & Beyond, Inc.(a)                  40,400        1,105,950
-------------------------------------------------------------------
Blyth Industries, Inc.(a)                  150,000        5,925,000
-------------------------------------------------------------------
CDW Computer Centers, Inc.(a)               78,700        3,777,600
-------------------------------------------------------------------
CompUSA, Inc.(a)                           172,000        3,311,000
-------------------------------------------------------------------
Dayton Hudson Corp.                         75,000        3,375,000
-------------------------------------------------------------------
Dollar General Corp.                        56,562        1,788,773
-------------------------------------------------------------------
Duty Free International, Inc.               19,900          281,088
-------------------------------------------------------------------
Eagle Hardware & Garden, Inc.(a)           130,200        2,441,250
-------------------------------------------------------------------
Footstar, Inc.(a)                          100,000        2,075,000
-------------------------------------------------------------------
Gadzooks, Inc.(a)                           50,000        1,393,750
-------------------------------------------------------------------
Gap, Inc.                                   58,400        1,861,500
-------------------------------------------------------------------
Global DirectMail Corp.(a)                  21,800          384,225
-------------------------------------------------------------------
Hollywood Entertainment Corp.(a)           200,000        4,275,000
-------------------------------------------------------------------
Inacom Corp.(a)                             50,000        1,106,250
-------------------------------------------------------------------
Insight Enterprises, Inc.(a)               100,000        2,375,000
-------------------------------------------------------------------
Jones Apparel Group, Inc.(a)               100,000        4,175,000
-------------------------------------------------------------------
Just for Feet, Inc.(a)                     225,000        3,571,875
-------------------------------------------------------------------

                                                         MARKET
                                         SHARES          VALUE
RETAIL (STORES)-(CONTINUED)

Loehmann's Holdings, Inc.(a)               159,500   $    1,096,562
-------------------------------------------------------------------
Marks Bros. Jewelers, Inc.(a)              152,400        1,695,450
-------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)              87,400        2,174,075
-------------------------------------------------------------------
Michaels Stores, Inc.(a)                   100,000        1,925,000
-------------------------------------------------------------------
Micro Warehouse, Inc.(a)                    97,100        1,674,975
-------------------------------------------------------------------
MicroAge, Inc.(a)                          250,000        3,156,250
-------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class
  A(a)                                      40,000        1,230,000
-------------------------------------------------------------------
O'Reilly Automotive, Inc.(a)               150,000        5,250,000
-------------------------------------------------------------------
Petco Animal Supplies, Inc.(a)              67,000        1,432,125
-------------------------------------------------------------------
PETsMART, Inc.(a)                           92,200        1,550,113
-------------------------------------------------------------------
Pier 1 Imports, Inc.                       265,000        5,233,750
-------------------------------------------------------------------
Ross Stores, Inc.                           80,000        2,250,000
-------------------------------------------------------------------
Sports Authority, Inc. (The)(a)            110,400        1,959,600
-------------------------------------------------------------------
Staples, Inc.(a)                           235,800        4,244,400
-------------------------------------------------------------------
Tech Data Corp.(a)                          85,700        2,099,650
-------------------------------------------------------------------
Tiffany & Co.                               82,500        3,269,062
-------------------------------------------------------------------
TJX Companies, Inc.                         64,600        3,052,350
-------------------------------------------------------------------
Toys "R" Us, Inc.(a)                       100,000        2,850,000
-------------------------------------------------------------------
Viking Office Products, Inc.(a)            106,100        1,445,613
-------------------------------------------------------------------
Wet Seal, Inc.-Class A(a)                   55,000        1,361,250
-------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                    75,000        2,325,000
-------------------------------------------------------------------
Zale Corp.(a)                              100,000        1,850,000
-------------------------------------------------------------------
                                                         96,348,486
-------------------------------------------------------------------

SCHOOLS-0.10%

Children's Comprehensive Services,
  Inc.(a)                                  186,200        2,187,850
-------------------------------------------------------------------

SCIENTIFIC INSTRUMENTS-0.34%

Datum, Inc.(a)                              66,700        1,550,775
-------------------------------------------------------------------
Dynatech Corp.(a)                           50,000        1,737,500
-------------------------------------------------------------------
Perkin-Elmer Corp.                          55,500        4,030,688
-------------------------------------------------------------------
                                                          7,318,963
-------------------------------------------------------------------

SECURITY & SAFETY SERVICES-0.03%

Rural/Metro Corp.(a)                        25,000          718,750
-------------------------------------------------------------------

SEMICONDUCTORS-3.83%

Actel Corp.(a)                              50,000          893,750
-------------------------------------------------------------------
Advanced Micro Devices, Inc.(a)            100,000        4,250,000
-------------------------------------------------------------------
Altera Corp.(a)                            152,800        7,573,150
-------------------------------------------------------------------
Burr-Brown Corp.(a)                         50,000        1,475,000
-------------------------------------------------------------------
Computer Products, Inc.(a)                 200,000        3,425,000
-------------------------------------------------------------------
Cymer, Inc.(a)                             100,000        4,112,500
-------------------------------------------------------------------
Dallas Semiconductor Corp.(a)              100,000        3,650,000
-------------------------------------------------------------------
DuPont Photomasks, Inc.(a)                 100,000        4,787,500
-------------------------------------------------------------------
GaSonics International Corp.(a)            105,600          897,600
-------------------------------------------------------------------
HADCO Corp.(a)                              76,700        3,278,925
-------------------------------------------------------------------
Integrated Device Technology, Inc.(a)      200,000        2,350,000
-------------------------------------------------------------------
Kemet Corp.(a)                             100,000        1,950,000
-------------------------------------------------------------------
Lattice Semiconductor Corp.(a)             112,900        6,308,288
-------------------------------------------------------------------
Linear Technology Corp.(a)                 126,000        6,331,500
-------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)          94,300        2,581,462
-------------------------------------------------------------------
Micron Technology, Inc.                     61,300        2,160,825
-------------------------------------------------------------------
National Semiconductor Corp.(a)            157,700        3,942,500
-------------------------------------------------------------------


                                                         MARKET
                                         SHARES          VALUE
SEMICONDUCTORS-(CONTINUED)

Photronics, Inc.(a)                        125,000   $    4,328,125
-------------------------------------------------------------------
Sanmina Corp.(a)                           111,000        5,550,000
-------------------------------------------------------------------
Sierra Semiconductor Corp.(a)              175,000        2,953,125
-------------------------------------------------------------------
Silicon Valley Group, Inc.(a)              175,000        3,598,438
-------------------------------------------------------------------
Solectron Corp.(a)                          25,500        1,463,062
-------------------------------------------------------------------
Triquint Semiconductor, Inc.(a)             92,200        2,742,950
-------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)              37,500        1,181,250
-------------------------------------------------------------------
                                                         81,784,950
-------------------------------------------------------------------

SHOES & RELATED APPAREL-0.40%

Converse, Inc.(a)                          100,000        1,500,000
-------------------------------------------------------------------
Genesco Inc.(a)                            150,000        1,743,750
-------------------------------------------------------------------
Nine West Group, Inc.(a)                    14,200          562,675
-------------------------------------------------------------------
Pacific Sunwear of California(a)           100,000        3,125,000
-------------------------------------------------------------------
Wolverine World Wide, Inc.                  39,950        1,607,988
-------------------------------------------------------------------
                                                          8,539,413
-------------------------------------------------------------------

STEEL-0.04%

Maverick Tube Corp.(a)                      38,600          844,375
-------------------------------------------------------------------

TELECOMMUNICATIONS-1.46%

ACC Corp.                                   13,500          214,313
-------------------------------------------------------------------
ADC Telecommunications, Inc.(a)            130,000        3,396,250
-------------------------------------------------------------------
Advanced Fibre Communications,
  Inc.(a)                                  100,000        3,987,500
-------------------------------------------------------------------
Andrew Corp.(a)                             95,325        2,359,294
-------------------------------------------------------------------
Billing Information Concepts(a)             79,600        1,900,450
-------------------------------------------------------------------
Brightpoint, Inc.(a)                       218,750        4,785,156
-------------------------------------------------------------------
CellStar Corp.(a)                          150,000        3,600,000
-------------------------------------------------------------------
P-COM, Inc.(a)                              50,000        1,431,250
-------------------------------------------------------------------
PairGain Technologies, Inc.(a)              52,800        1,372,800
-------------------------------------------------------------------
Premiere Technologies, Inc.(a)             100,000        2,387,500
-------------------------------------------------------------------
Proxim, Inc.(a)                             70,000        1,408,750
-------------------------------------------------------------------
Tellabs, Inc.(a)                            89,800        3,580,775
-------------------------------------------------------------------
U.S. Long Distance Corp.(a)                 64,200          778,425
-------------------------------------------------------------------
                                                         31,202,463
-------------------------------------------------------------------

TEXTILES-0.78%

Liz Claiborne, Inc.                         69,000        3,122,250
-------------------------------------------------------------------
Mohawk Industries, Inc.(a)                  75,000        1,678,125
-------------------------------------------------------------------
Nautica Enterprises, Inc.(a)               125,000        2,765,625
-------------------------------------------------------------------
Quicksilver, Inc.(a)                        50,000        1,087,500
-------------------------------------------------------------------
St. John Knits, Inc.                        50,000        1,918,750
-------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                    103,800        4,126,050
-------------------------------------------------------------------
WestPoint Stevens, Inc.(a)                  50,000        1,956,250
-------------------------------------------------------------------
                                                         16,654,550
-------------------------------------------------------------------

TRANSPORTATION-0.12%

Hub Group, Inc.(a)                         100,000        2,650,000
-------------------------------------------------------------------
TRUCKING-0.13%
Swift Transportation Co., Inc.(a)           50,000        1,425,000
-------------------------------------------------------------------
USFreightways Corp.                         50,000        1,350,000
-------------------------------------------------------------------
                                                          2,775,000
-------------------------------------------------------------------
    Total Domestic Common Stocks                        748,685,951
-------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS-62.41%

ARGENTINA-1.83%

Banco de Galicia y Buenos Aires S.A. de
  C.V.-ADR (Banking)(a)                       500,439   $   12,174,743
----------------------------------------------------------------------
Perez Companc S.A.-Class B
  (Oil & Gas-Services)                      1,679,000       13,618,052
----------------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil & Gas-Services)                        479,600       13,248,950
----------------------------------------------------------------------
                                                            39,041,745
----------------------------------------------------------------------

AUSTRALIA-0.55%

QBE Insurance Group Ltd.
  (Insurance-Multi-Line Property)           2,055,929       11,752,289
----------------------------------------------------------------------

AUSTRIA-0.39%

VA Technologie A.G.
  (Engineering & Construction)                 53,200        8,267,016
----------------------------------------------------------------------

BELGIUM-0.71%

Barco Industries (Electronic
  Components/Miscellaneous)                    41,000        6,984,336
----------------------------------------------------------------------
COLRUYT S.A. (Retail-Food & Drug)               8,800        3,643,077
----------------------------------------------------------------------
UCB S.A. (Medical-Drugs)                        1,650        4,527,692
----------------------------------------------------------------------
                                                            15,155,105
----------------------------------------------------------------------

BRAZIL-2.70%

Banco Bradesco S.A. (Banking)               1,316,000       10,889,328
----------------------------------------------------------------------

CESP-Companhia Energetica de Sao Paulo
  (Electric Power)(a)                          65,000        3,453,221
----------------------------------------------------------------------
Cia. Riograndense de Telecomunicacoes
  (Telecommunications)(a)                      40,000        5,263,752
----------------------------------------------------------------------
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Retail-Food &
  Drug)                                       326,500        6,450,179
----------------------------------------------------------------------
Companhia Paranaense de Energia-Copel
  (Electric Power)(a)                         240,000        3,734,838
----------------------------------------------------------------------
Eletricidade de Sao Paulo S.A.
  (Electric Power)(a)                          24,000        4,818,054
----------------------------------------------------------------------
Multicanal Participacoes S.A.-ADR
  (Cable Television)(a)                       415,000        6,017,500
----------------------------------------------------------------------
Saneamiento Basico de Sao Paulo
  (Water Supply)(a)                             7,000        1,382,228
----------------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-Telebras-ADR (Telecommunications)      136,700       15,686,325
----------------------------------------------------------------------
                                                            57,695,425
----------------------------------------------------------------------

CANADA-3.15%

Biovail Corporation International
  (Medical-Drugs)(a)                          110,000        2,750,000
----------------------------------------------------------------------
Canadian Natural Resources Ltd.
  (Oil & Gas-Exploration & Production)(a)     345,000        8,223,694
----------------------------------------------------------------------
CanWest Global Communications Corp.
  (Electronic Components/Miscellaneous)       355,998        4,778,069
----------------------------------------------------------------------
Cognos, Inc. (Computer
  Software/Services)(a)                       300,000        7,612,500
----------------------------------------------------------------------
Ensign Resource Service Group, Inc.
  (Oil & Gas-Drilling)                        100,000        1,753,758
----------------------------------------------------------------------
Extendicare, Inc.-Class A
  (Insurance-Life & Health)(a)                350,000        4,346,815
----------------------------------------------------------------------
Four Seasons Hotels, Inc. (Hotels/Motels)      85,000        1,886,185
----------------------------------------------------------------------
Gulf Canada Resources, Ltd. (Oil & Gas-
  Exploration & Production)(a)                250,000        2,031,250
----------------------------------------------------------------------
Imax Corp. (Leisure & Recreation)(a)           75,000        2,681,250
----------------------------------------------------------------------
JDS Fitel Inc. (Telecommunications)(a)         95,000        2,023,085
----------------------------------------------------------------------
MDS Inc.-Class B
  (Medical Instruments/Products)              218,000        4,260,129
----------------------------------------------------------------------
Newbridge Networks Corp. (Computer
  Networking)(a)                               67,600        2,146,300
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
CANADA-(CONTINUED)

Newcourt Credit Group, Inc.
  (Finance-Consumer Credit)                   120,000   $    2,216,178
----------------------------------------------------------------------
Northern Telecom Ltd.
  (Telecommunications)                         50,000        3,631,250
----------------------------------------------------------------------
Philip Environmental, Inc.
  (Pollution Control)(a)                      375,000        5,906,250
----------------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling)(a)                            125,000        4,343,750
----------------------------------------------------------------------
Sears Canada, Inc. (Retail-Stores)            166,500        1,757,963
----------------------------------------------------------------------
Suncor, Inc.
  (Oil & Gas-Exploration & Production)        105,000        4,810,308
----------------------------------------------------------------------
                                                            67,158,734
----------------------------------------------------------------------

CHILE-0.44%

Cia. de Telecomunicaciones de Chile
  S.A.-ADR (Telephone)                        287,300        9,301,338
----------------------------------------------------------------------

DENMARK-0.73%

Bang & Olufsen Holding A/S-Class B
  (Electronic Components/Miscellaneous)(a)     90,000        5,189,130
----------------------------------------------------------------------
Coloplast A/S-Class B
  (Medical Instruments/Products)               25,000        1,813,161
----------------------------------------------------------------------
Falck A/S (Security & Safety Services)         20,000        5,082,920
----------------------------------------------------------------------
Kobenhavns Lufthavne A/S (Transportation)      35,000        3,542,112
----------------------------------------------------------------------
                                                            15,627,323
----------------------------------------------------------------------

FINLAND-1.35%

Cultor Oy (Food/Processing)(a)                 30,000        1,661,411
----------------------------------------------------------------------
Hartwall OY A.B. (Beverages-Alcoholic)(a)      80,000        3,615,107
----------------------------------------------------------------------
Huhtamaki Group (Conglomerates)(a)            100,000        4,365,049
----------------------------------------------------------------------
KCI Konecranes (Machinery-Heavy)(a)            76,750        2,951,696
----------------------------------------------------------------------
Orion-yhtyma OY (Medical-Drugs)(a)            120,000        4,499,654
----------------------------------------------------------------------
Raision Tehtaat Oy (Food/Processing)(a)        44,500        3,688,082
----------------------------------------------------------------------
Tamro OY A.B. (Medical-Drugs)(a)              400,000        2,461,349
----------------------------------------------------------------------
TT Tieto OY-Class B
  (Computer Software/Services)(a)              74,000        5,620,721
----------------------------------------------------------------------
                                                            28,863,069
----------------------------------------------------------------------

FRANCE-2.89%

Altran Technologies, S.A.
  (Telecommunications)                         15,000        5,217,168
----------------------------------------------------------------------

BERTRAND FAURE

  (Automobile/Truck Parts & Tires)            110,000        5,267,712
----------------------------------------------------------------------
Christian Dalloz (Textiles)(a)                  3,800        1,445,387
----------------------------------------------------------------------
CIPE (Security & Safety Services)              16,000        2,247,923
----------------------------------------------------------------------
Coflexip S.A. (Oil & Gas-Specialty)(a)         35,000        1,901,568
----------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.
  (Oil & Gas-Drilling)(a)                      26,000        2,200,634
----------------------------------------------------------------------
Dassault Electronique
  (Electronic/Defense)                         30,000        3,274,223
----------------------------------------------------------------------
Dassault Systemes S.A.-ADR
  (Computer Software/Services)(a)             100,000        6,162,500
----------------------------------------------------------------------
Galeries Lafayette (Retail-Stores)(a)           5,600        2,245,181
----------------------------------------------------------------------
Grand Optical Photoservice
  (Retail-Stores)                              26,400        3,930,712
----------------------------------------------------------------------
Labinal S.A. (Aerospace/Defense)                8,300        2,118,907
----------------------------------------------------------------------
LDC S.A. (Food/Processing)                      7,500        1,323,567
----------------------------------------------------------------------
Le Carbone-Lorraine
  (Electronic Components/Miscellaneous)         9,100        2,159,428
----------------------------------------------------------------------
Mecatherm S.A.
  (Machinery-Miscellaneous)(a)                  3,000          818,298
----------------------------------------------------------------------
Penauille Polyservices
  (Security & Safety Services)(a)               5,300        1,363,934
----------------------------------------------------------------------
Scor S.A.(Insurance-Multi-line Property)      130,000        5,078,386
----------------------------------------------------------------------
Sidel, S.A. (Machinery-Miscellaneous)          70,000        5,027,671
----------------------------------------------------------------------
Sommer Allibert
  (Automobile/Truck Parts & Tires)             70,000        2,518,633
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE

FRANCE-(CONTINUED)

Strafor Facom S.A. (Office Products)           40,000   $    3,022,359
----------------------------------------------------------------------
Vallourec S.A. (Metals)                        73,000        4,277,564
----------------------------------------------------------------------
                                                            61,601,755
----------------------------------------------------------------------

GERMANY-1.71%

Continental A.G.
  (Automobile/Truck Parts & Tires)            185,000        4,070,043
----------------------------------------------------------------------
Fresenius A.G.-Preferred
  (Medical Instruments/Products)               26,000        5,847,673
----------------------------------------------------------------------
Fresenius A.G.-Rts., expiring 05/13/97
  (Medical Instruments/Products)               26,000          115,936
----------------------------------------------------------------------
Hugo Boss A.G.-Preferred (Textiles)             1,750        2,233,226
----------------------------------------------------------------------
IWKA A.G. (Machine Tools)                       8,100        2,135,148
----------------------------------------------------------------------
Plettac A.G. (Machinery-Miscellaneous)         10,000        2,205,797
----------------------------------------------------------------------
Porsche A.G.
  (Automobile/Truck Parts & Tires)              6,300        8,185,125
----------------------------------------------------------------------
Puma A.G. (Shoes & Related Apparel)(a)         35,000        1,182,296
----------------------------------------------------------------------
Puma A.G. Rudolph Dassler Sport (Shoes &
  Related Apparel) (Acquired 06/10/96;
  cost $2,280,576)(a)(b)                       70,000        2,364,592
----------------------------------------------------------------------
SCHMALBACH LUBECA A.G. (Containers)(a)         20,000        4,388,498
----------------------------------------------------------------------
SGL Carbon A.G. (Metals-Miscellaneous)         27,500        3,834,883
----------------------------------------------------------------------
                                                            36,563,217
----------------------------------------------------------------------

GREECE-0.11%

Titan Cement Co. S.A. (Building
  Materials)                                   30,000        2,404,580
----------------------------------------------------------------------

HONG KONG-7.07%

Asia Satellite Telecommunications
  Holdings Ltd. (Telecommunications)        1,530,000        3,881,043
----------------------------------------------------------------------
Asia Satellite Telecommunications
  Holdings Ltd.-ADR (Telecommunications)      177,300        4,565,475
----------------------------------------------------------------------
China Resources Enterprise Ltd. (Real
  Estate)                                   5,414,000       14,956,380
----------------------------------------------------------------------
Cosco Pacific Ltd. (Transportation)        11,318,000       15,852,359
----------------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banking)          2,479,200       11,777,520
----------------------------------------------------------------------
Esprit Asia Holdings Ltd. (Retail-Stores)  10,520,000        4,821,016
----------------------------------------------------------------------
First Pacific Company Ltd.
  (Conglomerates)                          13,326,033       15,912,451
----------------------------------------------------------------------
Hang Seng Bank Ltd. (Banking)                 888,400       10,006,183
----------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Electric Power)                          4,443,840        7,055,991
----------------------------------------------------------------------
Hutchison Whampoa Ltd. (Conglomerates)(a)   1,800,000       13,360,873
----------------------------------------------------------------------
Johnson Electric Holdings Ltd.
  (Electronic Components/Miscellaneous)     4,140,000       11,223,133
----------------------------------------------------------------------
New World Infrastructure Ltd.
  (Building Materials)(a)                   3,446,400        9,743,260
----------------------------------------------------------------------
Shanghai Industrial Holdings Ltd.
  (Conglomerates)(a)                        2,532,000       14,250,978
----------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real
  Estate)                                   1,250,000       13,554,508
----------------------------------------------------------------------
                                                           150,961,170
----------------------------------------------------------------------

HUNGARY-0.18%

Richter Gedeon Rt.-GDR (Medical-Drugs)         50,000        3,775,000
----------------------------------------------------------------------

INDONESIA-1.19%

PT Bank Dagang Nasional (Banking)           1,083,500        1,081,271
----------------------------------------------------------------------
PT Bank Internasional Indonesia
  (Banking)                                19,605,682       14,119,318
----------------------------------------------------------------------
PT Indosat (Telecommunications)               808,000        2,227,819
----------------------------------------------------------------------
PT Indosat-ADR (Telecommunications)            87,500        2,406,250
----------------------------------------------------------------------
PT Ramayana Lestari Sentosa
  (Retail-Stores)(a)                        2,324,000        5,642,634
----------------------------------------------------------------------
                                                            25,477,292
----------------------------------------------------------------------

IRELAND-0.69%

CBT Group PLC-ADR
  (Computer Software/Services)(a)               7,600          369,550
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
IRELAND-(CONTINUED)

Elan Corp. PLC-ADR (Medical-Drugs)(a)         200,000   $    6,800,000
----------------------------------------------------------------------
Greencore Group PLC (Food/Processing)         462,000        2,357,851
----------------------------------------------------------------------
Saville Systems Ireland PLC-ADR(a)            125,000        5,140,625
----------------------------------------------------------------------
                                                            14,668,026
----------------------------------------------------------------------

ISRAEL-1.57%

Blue Square-Israel Ltd.-ADR
  (Retail-Stores)(a)                          550,000       10,243,750
----------------------------------------------------------------------
ESC Medical Systems Ltd.
  (Medical Instruments/Products)(a)           300,000        8,062,500
----------------------------------------------------------------------
Tecnomatix Technologies Ltd.
  (Computer Software/Services)(a)              27,500          704,688
----------------------------------------------------------------------
Teledata Communication Ltd.
  (Telecommunications)(a)                     150,000        3,300,000
----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Medical-Drugs)                             198,500       10,073,875
----------------------------------------------------------------------
Tower Semiconductor Ltd.
  (Semiconductors)(a)                         100,000        1,250,000
----------------------------------------------------------------------
                                                            33,634,813
----------------------------------------------------------------------

ITALY-0.41%

Azienda Mediterranea Gas e Acqua S.p.A.
  (Gas Distribution)(a)                     2,500,000        1,981,398
----------------------------------------------------------------------
Bulgari S.p.A. (Retail-Stores)(a)             263,000        4,754,560
----------------------------------------------------------------------
Gewiss S.p.A. (Electronic
  Components/Miscellaneous)(a)                150,000        2,014,981
----------------------------------------------------------------------
                                                             8,750,939
----------------------------------------------------------------------

JAPAN-4.15%

Aderans Co. Ltd. (Retail-Stores)              394,000        8,877,299
----------------------------------------------------------------------
Bellsystem 24, Inc. (Telephone)                48,000        5,899,082
----------------------------------------------------------------------
Capcom Co., Ltd. (Computer
  Software/Services)                          201,000        3,531,177
----------------------------------------------------------------------
Circle K Japan Co. Ltd.
  (Retail-Food & Drug)(a)                     222,000       10,196,242
----------------------------------------------------------------------
FCC Co. Ltd.
  (Automobile/Truck Parts & Tires)            143,110        3,923,447
----------------------------------------------------------------------
Fujitsu Denso Ltd. (Electric Power)           340,000       10,285,579
----------------------------------------------------------------------
Hokuto Corp. (Advertising/Broadcasting)       185,250        6,421,397
----------------------------------------------------------------------
Laox (Electronic
  Components/Miscellaneous)                   460,000        5,472,092
----------------------------------------------------------------------
Nippon Thompson Co. (Machine Tools)           710,000        4,782,369
----------------------------------------------------------------------
Noritsu Koki Co. Ltd.
  (Electronic Components/Miscellaneous)       315,600       13,450,947
----------------------------------------------------------------------
77 Bank (Banking)                             770,000        6,308,741
----------------------------------------------------------------------
Shohkoh Fund & Co.
  (Finance-Consumer Credit)                    20,600        4,836,176
----------------------------------------------------------------------
Yamato Kogyo Co. (Building Materials)         537,000        4,653,563
----------------------------------------------------------------------
                                                            88,638,111
----------------------------------------------------------------------

MALAYSIA-3.10%

Arab Malaysian Finance Berhad
  (Finance-Asset Management)                1,310,000        2,869,603
----------------------------------------------------------------------
Commerce Asset Holding Berhad
  (Finance-Asset Management)                  574,000        3,429,186
----------------------------------------------------------------------
Gamuda Berhad (Engineering &
  Construction)                             2,286,699        8,242,244
----------------------------------------------------------------------
Gamuda Berhad-Wts., expiring 12/28/01
  (Engineering & Construction)                     66               81
----------------------------------------------------------------------
Malayan Banking Berhad (Banking)            1,112,000       11,072,168
----------------------------------------------------------------------
Sungei Way Holdings Berhad
  (Building Materials)                      4,991,800       11,431,755
----------------------------------------------------------------------
Sunway City Berhad Group (Real Estate)      4,000,000        8,682,492
----------------------------------------------------------------------
Tan Chong Motor Holdings Berhad
  (Automobile-Manufacturers)                5,040,000        9,354,150
----------------------------------------------------------------------
UMW Holdings Berhad
  (Finance-Asset Management)                2,125,000       11,171,738
----------------------------------------------------------------------
                                                            66,253,417
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
MEXICO-2.59%

Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)                   170,400   $    5,942,700
----------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.
  (Beverages-Alcoholic)(a)                  1,804,900        8,472,003
----------------------------------------------------------------------
Grupo Financiero Banamex Accival, S.A. de
  C.V. (Banacci) (Banking)(a)               4,350,000        9,316,932
----------------------------------------------------------------------
Grupo Industrial Maseca S.A. de
  C.V.-Class B (Food/Processing)            5,844,600        5,722,140
----------------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Advertising/Broadcasting)(a)               310,800        7,187,250
----------------------------------------------------------------------
Panamerican Beverages, Inc.-Class A
  (Beverages-Soft Drinks)                     502,000       14,558,000
----------------------------------------------------------------------
Tubos de Acero de Mexico S.A. (Steel)(a)      250,000        4,093,750
----------------------------------------------------------------------
                                                            55,292,775
----------------------------------------------------------------------

NETHERLANDS-3.74%

Aalberts Industries N.V. (Metals)             115,000        2,638,454
----------------------------------------------------------------------
Ahrend Groep N.V. (Furniture)                 105,000        6,359,390
----------------------------------------------------------------------
Baan Co. N.V.-ADR
  (Computer Software/Services)(a)              75,000        4,031,250
----------------------------------------------------------------------
Beter Bed Holding N.V. (Furniture)(a)         115,000        2,012,780
----------------------------------------------------------------------
Cap Gemini N.V.
  (Computer Software/Services)(a)             160,000        5,223,015
----------------------------------------------------------------------
CMG PLC (Computer Software/Services)          340,000        6,352,204
----------------------------------------------------------------------
Content Beheer N.V. (Business Services)        70,000        2,529,385
----------------------------------------------------------------------
De Boer Winkelbedrijven N.V.
  (Retail-Food & Drug)                         25,000        1,924,755
----------------------------------------------------------------------
Getronics N.V. (Computer
  Software/Services)                          300,000        9,084,843
----------------------------------------------------------------------
IHC Caland N.V. (Trucking)                    114,000        5,628,907
----------------------------------------------------------------------
Internatio-Muller N.V. (Conglomerates)        288,000        8,351,897
----------------------------------------------------------------------
Koninklijke Van Ommeren N.V.
  (Transportation)(a)                         122,000        4,752,759
----------------------------------------------------------------------
NORIT N.V. (Cosmetics & Toiletries)           200,000        3,449,161
----------------------------------------------------------------------
Oce-Van Der Grinten N.V.
  (Office Automation)                          67,000        8,105,477
----------------------------------------------------------------------
Ordina Beheer N.V. (Computer
  Software/Services)(a)                        80,000        5,358,518
----------------------------------------------------------------------
Randstad Holdings N.V. (Business
  Services)                                    46,400        4,167,736
----------------------------------------------------------------------
                                                            79,970,531
----------------------------------------------------------------------

NORWAY-1.23%

Ekornes A.S.A. (Furniture)                    300,000        2,211,706
----------------------------------------------------------------------
Merkantildata A.S.A.
  (Computer Software/Services)                 50,000          912,768
----------------------------------------------------------------------
Saevik Supply A.S.A. (Oil &
  Gas-Services)(a)                            160,000        1,864,854
----------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil &
  Gas-Services)                               160,000        3,819,581
----------------------------------------------------------------------
Smedvig A.S.A.-Class B (Oil &
  Gas-Services)                               140,000        3,292,984
----------------------------------------------------------------------
Tandberg A.S.A. (Telecommunications)(a)       110,000        1,228,023
----------------------------------------------------------------------
Tandberg Television A.S.A.
  (Telecommunications)(a)                     440,000        3,521,878
----------------------------------------------------------------------
Tomra Systems A.S.A.
  (Machinery-Miscellaneous)                   486,000        9,418,076
----------------------------------------------------------------------
                                                            26,269,870
----------------------------------------------------------------------

PERU-0.66%

Telefonica del Peru S.A.-Class B
  (Telecommunications)                      1,026,000        2,471,640
----------------------------------------------------------------------
Telefonica del Peru S.A.-ADR
  (Telecommunications)(a)                     486,500       11,676,000
----------------------------------------------------------------------
                                                            14,147,640
----------------------------------------------------------------------

PHILIPPINES-2.88%

C & P Homes, Inc. (Home Building)          14,800,000        5,612,438
----------------------------------------------------------------------
DMCI Holdings Inc.
  (Engineering & Construction)(a)          11,700,000        5,989,761
----------------------------------------------------------------------
Equitable Banking Corp. (Banking)(a)          150,000          585,893
----------------------------------------------------------------------
Filinvest Land Inc. (Real Estate)(a)       27,213,175        6,398,244
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
PHILIPPINES-(CONTINUED)

International Container Terminal
  Services, Inc. (Containers)(a)            8,150,000   $    4,790,482
----------------------------------------------------------------------
Ionics Circuit Inc.
  (Electronic
  Components/Miscellaneous)(a)              4,832,000        2,931,816
----------------------------------------------------------------------
Marsman & Co., Inc.-Class B
  (Medical-Drugs)(a)                        6,330,000        1,440,273
----------------------------------------------------------------------
Metro Pacific Corp. (Conglomerates)        27,254,000        6,304,490
----------------------------------------------------------------------
Metropolitan Bank & Trust Co. (Banking)       424,072        8,684,068
----------------------------------------------------------------------
Philippine Long Distance Telephone Co.
  (Telecommunications)                         97,460        5,562,279
----------------------------------------------------------------------
Philippine Long Distance Telephone
  Co.-ADR (Telecommunications)                 79,700        4,443,275
----------------------------------------------------------------------
SM Prime Holdings Inc. (Real Estate)(a)    32,000,000        8,373,151
----------------------------------------------------------------------
Southeast Asia Cement Holdings, Inc.
  (Building Materials)(a)                   8,771,000          405,788
----------------------------------------------------------------------
                                                            61,521,958
----------------------------------------------------------------------
PORTUGAL-1.36%

Cimpor-Cimentos de Portugal S.A.
  (Building Materials)(a)                     250,000        5,378,200
----------------------------------------------------------------------
Jeronimo Martins & Filho, S.A.
  (Retail-Stores)(a)                           56,000        3,350,014
----------------------------------------------------------------------
Portugal Telecom S.A.
  (Telecommunications)(a)                     265,000        9,763,158
----------------------------------------------------------------------
Semapa (Building Materials)(a)                110,000        2,353,753
----------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
  (Telecommunications)(a)                      60,000        5,166,523
----------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.-ADR
  (Telecommunications)(a)                      34,900        3,010,125
----------------------------------------------------------------------
                                                            29,021,773
----------------------------------------------------------------------

SINGAPORE-1.51%

City Developments Ltd. (Real Estate)          789,000        6,377,409
----------------------------------------------------------------------
DBS Land Ltd. (Real Estate)                 3,030,000        9,796,477
----------------------------------------------------------------------
Overseas Union Bank Ltd. (Banking)          1,030,000        6,759,931
----------------------------------------------------------------------
Wing Tai Holdings Ltd. (Real Estate)        3,600,000        9,301,554
----------------------------------------------------------------------
                                                            32,235,371
----------------------------------------------------------------------

SOUTH AFRICA-0.42%

Dimension Data Holdings Ltd.
  (Computer Peripherals)(a)                 1,008,000        3,400,427
----------------------------------------------------------------------
Sasol Ltd.
  (Oil & Gas-Exploration & Production)        438,850        5,625,649
----------------------------------------------------------------------
                                                             9,026,076
----------------------------------------------------------------------

SPAIN-0.83%

Azkoyen S.A. (Machinery-Miscellaneous)         17,000        2,546,425
----------------------------------------------------------------------
Mapfre Vida (Insurance-Life & Health)(a)       54,000        3,475,531
----------------------------------------------------------------------
Prosegur, CIA de Seguridad S.A.
  (Business Services)                         400,000        4,336,377
----------------------------------------------------------------------
Tele Pizza, S.A. (Restaurants)(a)             100,000        4,582,607
----------------------------------------------------------------------
Vidrala S.A. (Containers)                      40,000        2,886,358
----------------------------------------------------------------------
                                                            17,827,298
----------------------------------------------------------------------

SWEDEN-1.77%

AB Lindex (Retail-Stores)(a)                  130,000        2,792,331
----------------------------------------------------------------------
Allgon A.B.-Class B (Electronic
  Components/Miscellaneous)                   270,000        7,399,901
----------------------------------------------------------------------
Assa Abloy A.B.-Class B
  (Machinery-Miscellaneous)(a)                230,000        4,500,491
----------------------------------------------------------------------
Esselte A.B.-Class B (Office Products)(a)     200,000        4,563,591
----------------------------------------------------------------------
Scandic Hotels A.B. (Hotels/Motels)(a)        230,000        3,840,810
----------------------------------------------------------------------
Securitas A.B.-Class B
  (Security & Safety Services)                126,300        3,042,908
----------------------------------------------------------------------
Spectra-Physics A.B. (Electronic
  Components/Miscellaneous)                   120,000        2,080,385
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
SWEDEN-(CONTINUED)

Telefonaktiebolaget LM Ericsson-ADR
  (Telecommunications)                        152,160   $    5,116,380
----------------------------------------------------------------------
WM-Data A.B.-Class B
  (Computer Software/Services)(a)              60,000        4,359,631
----------------------------------------------------------------------
                                                            37,696,428
----------------------------------------------------------------------

SWITZERLAND-2.07%

Ares-Serono Group-Class B (Medical-Drugs)       2,000        2,683,671
----------------------------------------------------------------------
Disetronic Holding A.G.
  (Medical-Drugs)(a)                            2,000        4,389,119
----------------------------------------------------------------------
Gurit-Heberlein A.G. (Textiles)(a)                900        2,304,796
----------------------------------------------------------------------
Kuoni Reisen A.G. (Leisure &
  Recreation)(a)                                1,600        4,602,130
----------------------------------------------------------------------
Logitech International S.A.
  (Computer Peripherals)                       30,000        5,494,878
----------------------------------------------------------------------
Logitech International S.A.-ADR
  (Computer Peripherals)(a)                   100,000        1,837,500
----------------------------------------------------------------------
Mikron Holding A.G. (Machinery-Heavy)(a)       17,000        2,537,141
----------------------------------------------------------------------
Rieter Holdings Ltd.
  (Machinery-Miscellaneous)(a)                 18,500        5,873,414
----------------------------------------------------------------------
Saurer A.G. (Machinery-Miscellaneous)(a)        9,500        4,975,239
----------------------------------------------------------------------
Stratec Holding A.G.
  (Medical Instruments/Products)(a)             2,600        3,950,885
----------------------------------------------------------------------
TAG Heuer International S.A.
  (Consumer Non-Durables)(a)                   40,000        5,616,987
----------------------------------------------------------------------
                                                            44,265,760
----------------------------------------------------------------------

THAILAND-0.36%

Bank of Ayudhya Public Co., Ltd.
  (Banking)                                    87,475          224,359
----------------------------------------------------------------------
Hana Microelectronics Public Co., Ltd.
  (Electronic Components/Miscellaneous)       452,400        2,441,895
----------------------------------------------------------------------
Krung Thai Bank Public Co. Ltd. (Banking)   1,687,670        2,115,846
----------------------------------------------------------------------
Siam Commercial Bank PLC (Banking)            377,100        2,208,682
----------------------------------------------------------------------
Thai Theparos Food Product Public Co.
  Ltd. (Food/Processing)(a)                   215,500          676,467
----------------------------------------------------------------------
                                                             7,667,249
----------------------------------------------------------------------

UNITED KINGDOM-8.07%

Aegis Group PLC
  (Advertising/Broadcasting)                6,000,000        5,980,550
----------------------------------------------------------------------
Airtours PLC (Leisure & Recreation)           815,000       12,112,723
----------------------------------------------------------------------
Alexon Group PLC (Retail-Stores)(a)           555,000        1,781,036
----------------------------------------------------------------------
Astec (BSR) PLC (Electronic
  Components/Miscellaneous)                 1,300,000        3,170,989
----------------------------------------------------------------------
Avis Europe PLC (Transportation)
  (Acquired 03/26/97; cost
  $2,977,263)(a)(b)                         1,484,550        3,248,205
----------------------------------------------------------------------
Blacks Leisure Group PLC (Retail-Stores)      200,000        1,552,674
----------------------------------------------------------------------
British-Borneo Petroleum Syndicate PLC
  (Oil & Gas-Exploration & Production)        360,000        7,410,049
----------------------------------------------------------------------
Capita Group PLC
  (Computer Software/Services)                570,000        2,203,322
----------------------------------------------------------------------
Capital Radio PLC
  (Advertising/Broadcasting)                  250,000        2,196,110
----------------------------------------------------------------------
Caradon PLC (Building Materials)            1,000,000        4,027,552
----------------------------------------------------------------------
Carpetright PLC (Retail-Stores)               142,000        1,088,590
----------------------------------------------------------------------
Compass Group PLC (Restaurants)               335,000        3,676,801
----------------------------------------------------------------------
Danka Business Systems PLC-ADR
  (Office Automation)                         114,700        3,505,519
----------------------------------------------------------------------
Dewhirst Group PLC (Textiles)                 404,000        1,289,918
----------------------------------------------------------------------
D.F.S. Furniture Co. PLC (Retail-Stores)      660,000        5,947,488
----------------------------------------------------------------------
Dr. Solomon's Group PLC-ADR
  (Computer Software/Services)(a)             109,600        2,534,500
----------------------------------------------------------------------
FKI PLC (Conglomerates)                     1,125,000        3,318,476
----------------------------------------------------------------------
Games Workshop Group PLC
  (Leisure & Recreation)                      165,000        1,743,598
----------------------------------------------------------------------
Go-Ahead Group PLC (The) (Transportation)     230,000        1,763,209
----------------------------------------------------------------------

                                                            MARKET
                                             SHARES         VALUE
UNITED KINGDOM-(CONTINUED)

Goode Durrant PLC (Business Services)         214,000   $    1,607,601
----------------------------------------------------------------------
Graseby PLC (Medical
  Instruments/Products)                       425,000          985,008
----------------------------------------------------------------------
Harvey Nichols PLC (Retail-Stores)(a)         330,000        1,658,023
----------------------------------------------------------------------
Holliday Chemical Holdings PLC
  (Chemicals)                                 675,000        1,651,945
----------------------------------------------------------------------
J.D. Wetherspoon PLC (Restaurants)            105,000        1,991,086
----------------------------------------------------------------------
Jarvis Hotels PLC (Hotels/Motels)(a)          675,000        1,695,705
----------------------------------------------------------------------
JBA Holdings PLC
  (Computer Software/Services)                150,000        1,993,517
----------------------------------------------------------------------
JJB Sports PLC (Retail-Stores)                215,000        1,573,298
----------------------------------------------------------------------
Logica PLC (Computer Software/Services)       300,000        4,190,032
----------------------------------------------------------------------
London Forfaiting Co. PLC
  (Finance-Asset Management)                  340,000        2,220,746
----------------------------------------------------------------------
London International Group PLC
  (Cosmetics & Toiletries)(a)               2,000,000        5,850,890
----------------------------------------------------------------------
Manchester United PLC (Leisure &
  Recreation)                                 500,000        5,324,148
----------------------------------------------------------------------
Mayflower Corp. PLC (The)
  (Automobile/Trucks Parts & Tires)           890,000        2,149,271
----------------------------------------------------------------------
Medeva PLC (Medical-Drugs)                    325,000        1,580,227
----------------------------------------------------------------------
Millennium & Copthorne Hotels PLC
  (Hotels/Motels)                             350,000        2,138,574
----------------------------------------------------------------------
Misys PLC (Computer Software/Services)        500,000       10,028,363
----------------------------------------------------------------------
P&P PLC (Computer Mini/PCs)                   471,000        1,687,050
----------------------------------------------------------------------
Parity PLC (Computer Software/Services)       350,000        2,779,578
----------------------------------------------------------------------
PizzaExpress PLC (Restaurants)                387,000        4,334,149
----------------------------------------------------------------------
Powerscreen International PLC
  (Machinery-Heavy)                           515,000        5,070,705
----------------------------------------------------------------------
Provident Financial PLC
  (Finance-Consumer Credit)                 1,000,000        9,254,456
----------------------------------------------------------------------
Sage Group PLC (The)
  (Computer Software/Services)                300,000        3,119,125
----------------------------------------------------------------------
Scholl PLC (Cosmetics & Toiletries)           200,000          975,688
----------------------------------------------------------------------
SEMA Group PLC (Computer
  Software/Services)                          500,000        9,704,214
----------------------------------------------------------------------
SIG PLC (Building Materials)                  420,000        2,232,739
----------------------------------------------------------------------
Spirax-Sarco Engineering PLC
  (Machinery-Miscellaneous)                   130,000        1,493,840
----------------------------------------------------------------------
St. Ives PLC (Containers)                     201,000        1,723,323
----------------------------------------------------------------------
Stagecoach Holdings PLC (Transportation)      790,000        7,611,912
----------------------------------------------------------------------
Stanley Leisure PLC (Gaming)                  425,000        1,901,135
----------------------------------------------------------------------
Taylor Woodrow PLC (Engineering &
  Construction)                             1,450,000        4,512,155
----------------------------------------------------------------------
TBI PLC (Real Estate)                         500,000          652,350
----------------------------------------------------------------------
                                                           172,242,162
----------------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests                                          1,332,775,255
----------------------------------------------------------------------


                                       PRINCIPAL
                                         AMOUNT
DOMESTIC CONVERTIBLE CORPORATE BONDS-0.09%

ADVERTISING/BROADCASTING-0.05%

Jacor Communications Inc.,
  Conv. Sr. LYON 5.50%; 06/12/11       $2,350,000        1,086,875
------------------------------------------------------------------
FINANCE (CONSUMER CREDIT)-0.02%

Cityscape Financial Corp.,
  Conv. Sub. Deb., 6.00%; 05/01/06
  (Acquired 08/06/96; cost
    $718,588)(b)                          520,000          344,911
------------------------------------------------------------------
MEDICAL (PATIENT SERVICES)-0.02%

Multicare Companies Inc.,
  Conv. Sub. Deb., 7.00%; 03/15/03
  (Acquired 01/13/97; cost
    $480,000)(b)                          400,000          458,000
------------------------------------------------------------------
    Total Domestic Convertible
      Corporate Bonds                                    1,889,786
------------------------------------------------------------------

                                       PRINCIPAL        MARKET
                                         AMOUNT         VALUE
FOREIGN CONVERTIBLE CORPORATE BONDS-0.36%

HONG KONG-0.11%

New World Infrastructure Ltd.
  (Banking), Conv. Bonds,
  5.00%, 07/15/01
  (Acquired 04/10/97-04/11/97; cost
 $2,172,563)(b)                        $1,850,000   $    2,104,375
------------------------------------------------------------------
New World Infrastructure Ltd.
  (Banking), Conv. Bonds,
  5.00%, 07/15/01                         250,000          284,375
------------------------------------------------------------------
                                                         2,388,750
------------------------------------------------------------------

NETHERLANDS-0.14%

Baan Co., N.V. (Computer
  Software/Services), Conv. Sub.
  Notes, 4.50%, 12/15/01
  (Acquired 01/13/97-01/24/97; cost
  $2,585,688)(b)                        2,245,000        3,048,283
------------------------------------------------------------------

------------------------------------------------------------------

PHILIPPINES-0.11%

Metropolitan Bank & Trust
  International Finance Ltd.
  (Banking),
  Conv. Deb., 2.75%, 09/10/00          $1,815,000   $    2,323,200
------------------------------------------------------------------
    Total Foreign Convertible
      Corporate Bonds                                    7,760,233
------------------------------------------------------------------

REPURCHASE AGREEMENT(d)-0.38%

HSBC Securities, Inc.,
  5.05%, 05/01/97(e)                    8,219,390        8,219,390
------------------------------------------------------------------
TOTAL INVESTMENTS-98.30%                             2,099,330,615
------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.70%                     36,300,665
------------------------------------------------------------------
NET ASSETS-100.00%                                  $2,135,631,280
==================================================================

Abbreviations:

ADR   -- American Depository Receipt
Conv. -- Convertible
Deb.  -- Debentures
GDR   -- Global Depository Receipt
LYON  -- Liquid Yield Option Notes
Rts.  -- Rights
Sr.   -- Senior
Sub.  -- Subordinated
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/97 were $11,568,366, which represented 0.54% of the Fund's net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 04/30/97 with a maturing value of $100,014,028. Collateralized by $96,950,000 U.S. Government obligations, 7.50% to 7.875% due 10/31/99 to 12/31/99 with an aggregate market value at 04/30/97 of $102,002,050.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,871,399,840)                             $2,099,330,615
------------------------------------------------------------
Foreign currencies, at market value (cost
  $27,777,977)                                    27,678,737
------------------------------------------------------------
Receivables for:
  Investments sold                                26,417,685
------------------------------------------------------------
  Capital stock sold                               7,157,174
------------------------------------------------------------
  Dividends and interest                           3,055,831
------------------------------------------------------------
Investment for deferred compensation plan             10,249
------------------------------------------------------------
Other assets                                         277,050
------------------------------------------------------------
    Total assets                               2,163,927,341
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           19,547,514
------------------------------------------------------------
  Capital stock reacquired                         4,748,214
------------------------------------------------------------
  Deferred compensation                               10,249
------------------------------------------------------------
Accrued advisory fees                              1,513,497
------------------------------------------------------------
Accrued administrative services fees                   8,967
------------------------------------------------------------
Accrued directors' fees                                4,061
------------------------------------------------------------
Accrued distribution fees                          1,549,165
------------------------------------------------------------
Accrued transfer agent fees                          458,679
------------------------------------------------------------
Accrued operating expenses                           455,715
------------------------------------------------------------
    Total liabilities                             28,296,061
------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING   $2,135,631,280
============================================================

NET ASSETS:

Class A                                       $1,098,005,480
============================================================
Class B                                       $1,037,625,800
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

CLASS A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     70,728,784
============================================================
CLASS B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     67,771,687
============================================================
CLASS A:
  Net asset value and redemption price per
    share                                     $        15.52
============================================================
  Offering price per share:
    (Net asset value $15.52 divided by 95.25%)$        16.29
============================================================
CLASS B:
  Net asset value and offering price per
    share                                     $        15.31
============================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1997
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $833,354 foreign withholding
  tax)                                           $  7,676,217
-------------------------------------------------------------
Interest                                              903,931
-------------------------------------------------------------
    Total investment income                         8,580,148
-------------------------------------------------------------

EXPENSES:

Advisory fees                                       8,808,576
-------------------------------------------------------------
Administrative services fees                           54,405
-------------------------------------------------------------
Directors' fees                                         6,626
-------------------------------------------------------------
Distribution fees-Class A                           2,631,007
-------------------------------------------------------------
Distribution fees-Class B                           4,809,316
-------------------------------------------------------------
Custodian fees                                        680,546
-------------------------------------------------------------
Transfer agent fees-Class A                         1,237,431
-------------------------------------------------------------
Transfer agent fees-Class B                         1,365,858
-------------------------------------------------------------
Other                                                 526,876
-------------------------------------------------------------
    Total expenses                                 20,120,641
-------------------------------------------------------------
Less: Expenses paid indirectly                        (16,745)
-------------------------------------------------------------
    Net expenses                                   20,103,896
-------------------------------------------------------------
Net investment income (loss)                      (11,523,748)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) on sales of:
  Investment securities                           (64,423,236)
-------------------------------------------------------------
  Foreign currencies                                 (618,506)
-------------------------------------------------------------
                                                  (65,041,742)
-------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                            26,301,048
-------------------------------------------------------------
  Foreign currencies                                 (188,075)
-------------------------------------------------------------
                                                   26,112,973
-------------------------------------------------------------
    Net gain (loss) on investment securities
      and foreign
      currencies                                  (38,928,769)
-------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(50,452,517)
==============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1997 and the year ended October 31, 1996 (Unaudited)

                                                                APRIL 30,         OCTOBER 31,
                                                                   1997               1996
OPERATIONS:

  Net investment income (loss)                                $  (11,523,748)    $   (8,221,031)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities
    and foreign currencies                                       (65,041,742)       (32,408,407)
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
foreign currencies                                                26,112,973        171,434,202
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
  from operations                                                (50,452,517)       130,804,764
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized capital gains:
    Class A                                                               --           (766,625)
-----------------------------------------------------------------------------------------------
    Class B                                                               --           (520,242)
-----------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                      202,334,036        657,118,189
-----------------------------------------------------------------------------------------------
    Class B                                                      257,215,785        635,669,948
-----------------------------------------------------------------------------------------------
         Net increase in net assets                              409,097,304      1,422,306,034
-----------------------------------------------------------------------------------------------

NET ASSETS:

    Beginning of period                                        1,726,533,976        304,227,942
-----------------------------------------------------------------------------------------------
    End of period                                             $2,135,631,280     $1,726,533,976
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,016,588,400     $1,557,038,579
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (11,537,802)           (14,054)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities and
    foreign currencies                                           (97,223,213)       (32,181,471)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           227,803,895        201,690,922
-----------------------------------------------------------------------------------------------
                                                              $2,135,631,280     $1,726,533,976
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four separate series portfolios: AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $32,147,412 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004.
F. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1997, AIM was reimbursed $54,405 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1997, AFS was paid $1,554,464 for such services.
  The Fund received reductions in transfer agency fees of $15,802 from dividends received on balances in cash management bank accounts. In addition, the Fund incurred expenses of $943 for pricing services which are paid through directed brokerage commissions. The effect of the above arrangements resulted in a reduction in the Fund's total expenses of $16,745 during the six months ended April 30, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors an annual rate of 0.50% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs. Of the total compensation payable, the Fund pays a service fee of 0.25% to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, will pay AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the six months ended April 30, 1997, the Class A shares and the Class B shares paid AIM Distributors $2,631,007 and $4,809,316, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,429,678 from the sales of the Class A shares of the Fund during the six months ended April 30, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1997, AIM Distributors received commissions of $82,914 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 1997, the Fund incurred legal fees of $8,781 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended April 30, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1997, on a tax basis, was $981,957,969 and $527,989,778, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1997, on a tax basis, is as follows.

Aggregate unrealized appreciation of
  investment securities                     $ 346,645,643
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (118,714,868)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $ 227,930,775
=========================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 6-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the six months ended April 30, 1997 and the year ended October 31, 1996 were as follows:

                             APRIL 30, 1997               OCTOBER 31, 1996
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       ----------   --------------   ----------   --------------
Sold:
  Class A              21,617,741   $  351,813,876   50,205,954   $  748,519,743
---------------------  ----------   --------------   ----------   --------------
  Class B              20,324,555      326,605,732   45,280,451      673,914,740
---------------------  ----------   --------------   ----------   --------------
Issued as
  reinvestment of
  dividends:
  Class A                      --               --       56,549          727,221
---------------------  ----------   --------------   ----------   --------------
  Class B                      --               --       38,442          491,285
---------------------  ----------   --------------   ----------   --------------
Reacquired:
  Class A              (9,236,278)    (149,479,840)  (6,124,044)     (92,128,775)
---------------------  ----------   --------------   ----------   --------------
  Class B              (4,362,967)     (69,389,947)  (2,588,161)     (38,736,077)
---------------------  ----------   --------------   ----------   --------------
                       28,343,051   $  459,549,821   86,869,191   $1,292,788,137
=====================  ==========   ==============   ==========   ==============

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share and Class B share outstanding during the six months ended April 30, 1997, each of the years in the two-year period ended October 31, 1996 and the period September 15, 1994 (date operations commenced) through October 31, 1994.

                                                                                           OCTOBER 31,
                                                              APRIL 30,     ------------------------------------------
                                                                 1997           1996           1995           1994
                                                              ----------    ------------   ------------   ------------
CLASS A:
Net asset value, beginning of period                          $    15.76      $  13.09       $  10.22       $  10.00
------------------------------------------------------------  ----------      --------       --------       --------
Income from investment operations:
  Net investment income (loss)                                     (0.07)        (0.09)(a)      (0.09)(a)         --
------------------------------------------------------------  ----------      --------       --------       --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.17)         2.81           2.96           0.22
------------------------------------------------------------  ----------      --------       --------       --------
         Total from investment operations                          (0.24)         2.72           2.87           0.22
------------------------------------------------------------  ----------      --------       --------       --------
Less distributions:
  Distributions from capital gains                                    --         (0.05)            --             --
------------------------------------------------------------  ----------      --------       --------       --------
Net asset value, end of period                                $    15.52      $  15.76       $  13.09       $  10.22
============================================================  ==========      ========       ========       ========
Total return(b)                                                    (1.52)%       20.83%         28.08%          2.20%
============================================================  ==========      ========       ========       ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,098,005      $919,319       $186,029       $ 18,410
============================================================  ==========      ========       ========       ========
Ratio of expenses to average net assets                             1.74%(c)(d)   1.83%          2.11%         2.02%(e)(f)
============================================================  ==========      ========       ========       ========
Ratio of net investment income (loss) to average net assets        (0.89)%(c)    (0.62)%       (0.68)%         0.27%(f)(g)
============================================================  ==========      ========       ========       ========
Portfolio turnover rate                                               27%           44%            64%             2%
============================================================  ==========      ========       ========       ========
Average brokerage commission rate paid(h)                     $   0.0285      $ 0.0155            N/A            N/A
============================================================  ==========      ========       ========       ========

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) Ratios are annualized and based on average net assets of $1,061,124,353.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements is 4.03% (annualized) for 1994.

(f) Annualized.

(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets prior to fee waivers and expense reimbursements is (1.74)% (annualized) for 1994.

(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                                                                                           OCTOBER 31,
                                                              APRIL 30,     ------------------------------------------
                                                                 1997           1996           1995           1994
                                                              ----------    ------------   ------------   ------------
CLASS B:
Net asset value, beginning of period                          $    15.58      $  13.02       $  10.21       $ 10.00
------------------------------------------------------------  ----------      --------       --------       -------
Income from investment operations:
  Net investment income (loss)                                     (0.10)        (0.17)(a)      (0.14)(a)        --
------------------------------------------------------------  ----------      --------       --------       -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.17)         2.78           2.95          0.21
------------------------------------------------------------  ----------      --------       --------       -------
         Total from investment operations                          (0.27)         2.61           2.81          0.21
------------------------------------------------------------  ----------      --------       --------       -------
Less distributions:
  Distributions from capital gains                                    --         (0.05)            --            --
------------------------------------------------------------  ----------      --------       --------       -------
Net asset value, end of period                                $    15.31      $  15.58       $  13.02       $ 10.21
============================================================  ==========      ========       ========       ========
Total return(b)                                                    (1.73)%       20.09%         27.52%         2.10%
============================================================  ==========      ========       ========       ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,037,626      $807,215       $118,199       $ 6,201
============================================================  ==========      ========       ========       ========
Ratio of expenses to average net assets                             2.28%(c)(d)   2.37%          2.62%          2.54%(e)(f)
============================================================  ==========      ========       ========       ========
Ratio of net investment income (loss) to average net assets        (1.42)%(c)    (1.16)%       (1.19)%        (0.25)%(f)(g)
============================================================  ==========      ========       ========       ========
Portfolio turnover rate                                               27%           44%            64%            2%
============================================================  ==========      ========       ========       ========
Average brokerage commission rate paid(h)                     $   0.0285      $ 0.0155            N/A           N/A
============================================================  ==========      ========       ========       ========

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) Ratios are annualized and based on average net assets of $969,834,513.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been 2.27% (annualized) for 1997.

(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements is 4.43% (annualized) for 1994.

(f) Annualized.

(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets prior to fee waivers and expense reimbursements is (2.14)% (annualized) for 1994.

(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING

--------------------------------------------------------------------------------

An annual meeting of shareholders of the Company was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Company and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Company's fiscal year ended October 31, 1997.

The following votes were cast with respect to each item:

                                                                                        Votes
     Director/Matter                                                Votes For          Against         Abstentions
     ---------------                                                ---------         ---------        -----------
(1)  Charles T. Bauer............................................  130,433,380                0         3,798,959
     Bruce L. Crockett...........................................  130,563,964                0         3,668,375
     Owen Daly II................................................  130,421,284                0         3,811,055
     Carl Frischling.............................................  130,515,713                0         3,716,626
     Robert H. Graham............................................  130,587,498                0         3,644,841
     John F. Kroeger.............................................  130,446,846                0         3,785,493
     Lewis F. Pennock............................................  130,506,142                0         3,726,197
     Ian W. Robinson.............................................  130,446,093                0         3,786,246
     Louis S. Sklar..............................................  130,573,480                0         3,658,859
(2)  Approval of the new Investment Advisory Agreement...........   59,560,291          868,768         2,843,639
(3)  Elimination of Policy prohibiting investments in other
     investment companies........................................   44,936,713        2,141,368         2,956,734
(4)  KPMG Peat Marwick LLP.......................................  128,509,801          995,829         4,726,709

                                                            Directors & Officers

Board of Directors                            OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Formerly Director, President, and Chief
Executive Officer                             John J. Arthur                                  A I M Advisors, Inc.
COMSAT Corporation                            Senior Vice President and Treasurer             11 Greenway Plaza
                                                                                              Suite 100
Owen Daly II                                  Carol F. Relihan                                Houston, TX 77046
Director                                      Senior Vice President
Cortland Trust Inc.                           and Secretary                                   TRANSFER AGENT

Carl Frischling                               Gary T. Crum                                    A I M Fund Services, Inc.
Partner                                       Senior Vice President                           P.O. Box 4739
Kramer, Levin, Naftalis & Frankel                                                             Houston, TX 77210-4739
                                              Scott G. Lucas
Jack Fields                                   Senior Vice President                           CUSTODIAN
Formerly Member of the
U.S. House of Representatives                 Dana R. Sutton                                  State Street Bank & Trust
                                              Vice President and Assistant Treasurer          225 Franklin Street
Robert H. Graham                                                                              Boston, MA 02110
President and Chief Executive Officer         Robert G. Alley
A I M Management Group Inc.                   Vice President                                  COUNSEL TO THE FUND

John F. Kroeger                               Melville B. Cox                                 Ballard Spahr
Formerly Consultant                           Vice President                                  Andrews & Ingersoll
Wendell & Stockel Associates, Inc.                                                            1735 Market Street
                                              Jonathan C. Schoolar                            Philadelphia, PA 19103
Lewis F. Pennock                              Vice President
Attorney                                                                                      COUNSEL TO THE DIRECTORS
                                              P. Michelle Grace
Ian W. Robinson                               Assistant Secretary                             Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                                                                919 Third Avenue
Vice President and                            David L. Kite                                   New York, NY 10022
Chief Financial Officer                       Assistant Secretary
Bell Atlantic Management                                                                      DISTRIBUTOR
Services, Inc.                                Nancy L. Martin
                                              Assistant Secretary                             A I M Distributors, Inc.
Louis S. Sklar                                                                                11 Greenway Plaza
Executive Vice President                      Ofelia M. Mayo                                  Suite 100
Hines Interests                               Assistant Secretary                             Houston, TX 77046
Limited Partnership
                                              Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

                                              Mary J. Benson
                                              Assistant Treasurer


                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund

                                                                       INCOME AND GROWTH
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME
                                                                       AIM High Yield Fund

                                                                       CURRENT INCOME
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of CT
                                                                       AIM Tax-Free Intermediate Shares

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund

                                                                       HIGH DEGREE OF SAFETY AND CURRENT INCOME
                                                                       AIM Limited Maturity Treasury Shares

                                                                       STABILITY, LIQUIDITY, AND CURRENT INCOME
                                                                       AIM Money Market Fund

                                                                       STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$73 billion in assets for more than 3.5 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of May 23, 1997. The AIM Family of                     prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                                                        -----------------
                                                                                                  BULK RATE
A I M Distributors, Inc.                                                                         U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                         PAID
Houston, TX 77046                                                                                 HOUSTON, TX
                                                                                                Permit No. 1919
                                                                                               -----------------



